INCOME TAXES - Movement of the valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement of allowances
Beginning of the year	$ 43,488
End of the year	72,678	$ 43,488
Allowance
Movement of allowances
Beginning of the year	43,488	45,682	$ 50,118
Reversals	28,819	(1,531)	(4,671)
Foreign exchange effect	371	(663)	235
End of the year	$ 72,678	$ 43,488	$ 45,682